COMBINED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (16,421,807)	$ (5,196,931)	$ (19,505,470)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	632,256	1,840,980	2,071,269
Amortization of operating lease right-of-use asset	636,921	198,103	416,160
Impairment of plant and equipment	6,215	58,760	0
Written-down of inventories	1,265,890	719,608	959,334
Provision for doubtful accounts	469,702	319,816	3,598,506
Impairment of long-term investments	0	0	444,911
Foreign currency exchange loss, net	14,212	74,851	29,857
Share-based compensation expense	1,128,325	3,364,217	4,923,509
Government grants of federal loan forgiven	(53,619)	0	0
Gain from disposal of land use rights and properties	0	(7,005,446)	0
(Gain) loss from disposal of plant and equipment	(55,087)	(1,817)	48,156
Gain from disposal of long-term investment	(508,156)	0	(794,624)
Equity pickup of the investment	(15,167)	330,103	790,395
Changes in operating assets and liabilities:
Accounts receivable	(2,002,919)	(342,689)	2,415,642
Inventories	(5,087,563)	1,944,683	84,142
Prepayment and other assets	(2,687,994)	(659,277)	(237,864)
Amounts due from/to related parties	(128,640)	643,903	1,065,614
Accounts payable	(128,508)	(3,726,929)	(3,368,185)
Accrued expense and other current liabilities	1,376,950	106,623	1,352,210
Contractual liabilities	286,499	(267,038)	1,313,792
Long-term payable	700,000	0	0
Operating lease liabilities	(903,096)	(276,274)	(277,722)
Net cash used in operating activities	(21,475,586)	(7,874,754)	(4,670,368)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equity investment	(310,038)	0	0
Proceeds from disposal of long-term investment	465,941	0	86,855
Cash payment for long-term investment payable	(909,808)	0	0
Purchase of plants and equipment	(756,269)	(77,012)	(56,273)
Purchase of intangible assets	0		(118,531)
Proceeds from disposal of land use rights and properties	7,812,967	27,027,065	0
Proceeds from disposal of property, plant and equipment	75,934	0	63,330
Loans provided to related parties	(232,529)	(2,827,645)	(5,270,406)
Repayment of loans from related parties	1,088,441	2,344,897	6,826,680
Net cash provided by investing activities	7,234,639	26,467,305	1,531,655
CASH FLOWS FROM FINANCING ACTIVITIES:
Contribution from principal shareholder	0	0	170,000
Loans proceeds from related parties	5,020,218	3,462,725	4,475,727
Repayment of loans to related parties	(6,493,707)	(6,115,534)	(2,738,750)
Loans proceed from third parties	0	2,882,576	1,751,595
Repayment of loans to third parties	(3,928,380)	(227,066)	(665,881)
Proceeds from bank loans	53,619	10,862,968	15,503,451
Repayments of bank loans	0	(26,375,287)	(17,327,386)
Cash proceed from reversed recapitalization	247,382,859	0	0
Loan proceeds from Naked Brand Group Limited	30,000,000	0	0
Payment of expense for the reverse recapitalization	(883,300)	0	0
Net cash provided by (used in) financing activities	271,151,309	(15,509,618)	1,168,756
Effect of exchange rate changes on cash	205,566	237,395	(24,613)
Net increase in cash, cash equivalents and restricted cash	257,115,928	3,320,328	(1,994,570)
Cash, cash equivalents at beginning of year	4,549,034	1,228,706	3,223,276
Cash, cash equivalents at end of year	261,664,962	4,549,034	1,228,706
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	0	0	0
Interest paid	(830,837)	(829,168)	(814,777)
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Disposal funds of equity method investment deducted to capital injection to Zhejiang RAP	0	0	849,722
Right of use asset financed by lease liabilities	1,206,244	0	972,207
Exemption of debt due from shareholders	426,781	0	0
Direct cost related to reverse recapitalization payable	904,843	0	0
Reduction of capital investment recorded as due to related parties	$ 13,930,000	$ 0	$ 0